Selected Quarterly Financial Data (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Cash proceeds from sale										$ 894	$ 0	$ 0
Valuation allowances against U.S. deferred tax assets						$ 18,200	$ 13,600	$ 88,000
Costs incurred associated with restatement of financial statements and pending SEC investigation		$ 400	$ 2,000	$ 1,600	$ 2,200	9,900	$ 12,300	7,900		3,419	18,879	$ 0
Cash recovered from Archrock				$ 2,800		$ 11,200				$ 2,801	$ 11,207
Disposed of by sale | Belleli CPE
Debt Instrument [Line Items]
Impairments of long-lived assets and current assets								$ 7,100	$ 61,600
Cash proceeds from sale	$ 5,500